ACQUISITIONS - Citigo acquisition and Other acquisitions (Details) ¥ in Millions			12 Months Ended
	Dec. 31, 2021 CNY (¥)	Apr. 30, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2022 CNY (¥) item	Dec. 31, 2021 CNY (¥) item
Acquisitions
Number of individual companies acquired | item			0
CitiGo Hotels
Acquisitions
Percentage of ownership interest acquired		100.00%
Aggregated consideration		¥ 783
Cash consideration	¥ 749		¥ 33
Other acquisitions
Acquisitions
Cash consideration				¥ 9	¥ 51
Number of hotels acquired | item				7	3